Fair value gain on embedded derivatives (Tables)	6 Months Ended
Jun. 30, 2026
Embedded derivatives [Abstract]
Schedule of Embedded Derivatives

	Six Months Ended June 30,
	2026	2025
	$	$
Fair value gain on embedded derivatives	1,549,000	14,145,000
Total	1,549,000	14,145,000